Employee Benefit Plans (Details) - Schedule of assumptions used to calculate the ASC 715 liabilities	10 Months Ended
Dec. 31, 2021
Schedule of assumptions used to calculate the ASC 715 liabilities [Abstract]
Discount rate	0.40%
Expected return on plan assets	1.50%
Long-term expected rate of salary increase	1.60%